Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2022, using the initial charter rates for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2023	101,465
2024	39,171
2025	15,056
2026	12,911
2027	-
Total	168,603

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2022:

Twelve month periods ending June 30,	Amount
2023	125
2024	125
2025	125
2026	125
Thereafter	217
Total	717
Less: imputed interest	(177)
Present value of lease liabilities	540

Lease liabilities, current	108
Lease liabilities, non-current	432
Present value of lease liabilities	540